Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2017
Entity Registrant Name	dei_EntityRegistrantName	American Century Capital Portfolios Inc
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated May 2, 2017 ■ Summary Prospectus and Prospectus dated April 10, 2017
Effective March 31, 2017, Arrowpoint Asset Management, LLC changed its name to ArrowMark Colorado Holdings LLC. Accordingly, all references in the summary prospectus and prospectus to "Arrowpoint Asset Management, LLC" or "Arrowpoint" are hereby replaced with "ArrowMark Colorado Holdings LLC" and "ArrowMark", respectively.
The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 3 of the summary prospectus and page 4 of the prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	ArrowMark Colorado Holdings LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Bain Capital Credit, LP
Real Estate	Timbercreek Asset Management (U.S.) LLC
Overlay and Trading Strategies	PWP